Expense Example - MyDestination 2015 Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 51
3 Years	178
5 Years	316
10 Years	718
Investor
Expense Example:
1 Year	77
3 Years	257
5 Years	453
10 Years	$ 1,018